Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	FIRST EAGLE FUNDS
Central Index Key	0000906352
Amendment Flag	false
Document Creation Date	Jul. 23, 2012
Document Effective Date	Jul. 26, 2012
Prospectus Date	Jul. 26, 2012